Equity instruments - Detail by classification and type (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Total financial assets	$ 1,773,414	$ 1,407,320
Equity instruments.
Financial instruments
Total financial assets	2,679	6,409
Mexico | Equity instruments.
Financial instruments
Total financial assets	2,679	6,409
Financial assets at fair value through profit or loss category | Equity instruments.
Financial instruments
Total financial assets	1,911	5,767
Financial assets at fair value through other comprehensive income category | Equity instruments.
Financial instruments
Total financial assets	$ 768	$ 642